Annual Total Returns [BarChart] - Fixed Income SHares Series LD - Series LD	Apr. 30, 2021
Bar Chart Table:
2014	3.54%
2015	4.05%
2016	4.17%
2017	3.64%
2018	1.07%
2019	3.85%
2020	6.28%